Janus Henderson Triton Fund Expense Example, No Redemption - Class A C S I N R T Shares [Member] - Janus Henderson Triton Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 701
Expense Example, No Redemption, 3 Years	966
Expense Example, No Redemption, 5 Years	1,252
Expense Example, No Redemption, 10 Years	2,063
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	179
Expense Example, No Redemption, 3 Years	554
Expense Example, No Redemption, 5 Years	954
Expense Example, No Redemption, 10 Years	1,955
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	119
Expense Example, No Redemption, 3 Years	372
Expense Example, No Redemption, 5 Years	644
Expense Example, No Redemption, 10 Years	1,420
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	249
Expense Example, No Redemption, 5 Years	433
Expense Example, No Redemption, 10 Years	966
Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	835
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	144
Expense Example, No Redemption, 3 Years	446
Expense Example, No Redemption, 5 Years	771
Expense Example, No Redemption, 10 Years	1,691
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	$ 1,120